Fair value (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of fair value measurement [text block] [Abstract]
Schedule of assets and liabilities that are recognized in the financial statements
	30 June 2021
	Level 1	Level 2	Level 3	Total
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
FVTPL	25,513	-	-	25,513
Quoted equities at FVOCI	17,600	-	-	17,600
Quoted bonds at FVOCI	404,026	-	-	404,026
Unquoted equities at FVOCI*	-	-	6,783	6,783
Investment properties	-	-	18,788	18,788
	447,139	-	25,571	472,710
Liabilities measured at fair value:
Derivative financial liability	17,423	-	-	17,423

	31 December 2020
	Level 1	Level 2	Level 3	Total
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
FVTPL	22,780	-	-	22,780
Quoted equities at FVOCI	14,935	-	-	14,935
Quoted bonds at FVOCI	390,918	-	-	390,918
Unquoted equities at FVOCI*	-	-	6,748	6,748
Investment properties	-	-	20,012	20,012
	428,633	-	26,760	455,393
Liabilities measured at fair value:
Derivative financial liability	13,628	-	-	13,628

Schedule of reconciliation of fair value of the unquoted equities
	30 June 2021	31 December 2020
	USD ’000	USD ’000

Balance at the beginning of the period / year	6,748	5,794
Purchases	-	1,503
Total losses recognized in OCI	35	(549)
Balance at the end of the period / year	6,783	6,748